Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities of continuing operations (CHF million)
Net income	553	2,545
(Income)/loss from discontinued operations, net of tax	(6)	3
Income from continuing operations	547	2,548
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	621	667
Provision for credit losses	52	73
Deferred tax provision/(benefit)	562	623
Share of net income/(loss) from equity method investments	251	144
Trading assets and liabilities, net	(5,986)	17,091
(Increase)/decrease in other assets	(10,291)	(26,432)
Increase/(decrease) in other liabilities	(4,124)	22,064
Other, net	750	(2,224)
Total adjustments	(18,165)	12,006
Net cash provided by/(used in) operating activities of continuing operations	(17,618)	14,554
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(243)	529
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(5,756)	14,007
Purchase of investment securities	(459)	(212)
Proceeds from sale of investment securities	48	36
Maturities of investment securities	92	92
Investments in subsidiaries and other investments	(483)	(901)
Proceeds from sale of other investments	850	1,617
(Increase)/decrease in loans	(9,057)	(3,652)
Proceeds from sale of loans	943	484
Capital expenditures for premises and equipment and other intangible assets	(411)	(440)
Proceeds from sale of premises and equipment and other intangible assets	0	8
Other, net	150	(2)
Net cash provided by/(used in) investing activities of continuing operations	(14,326)	11,566
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	16,644	16,043
Increase/(decrease) in short-term borrowings	9,095	5,896
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(5,659)	(37,364)
Issuances of long-term debt	32,023	17,259
Repayments of long-term debt	(19,616)	(33,622)
Issuances of common shares	297	928
Sale of treasury shares	4,033	5,128
Repurchase of treasury shares	(4,792)	(5,479)
Dividends paid/capital repayments	(1,227)	(406)
Excess tax benefits related to share-based compensation	0	0
Other, net	(1,468)	(464)
Net cash provided by/(used in) financing activities of continuing operations	29,330	(32,081)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	574	1,130
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(183)	(348)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(2,223)	(5,179)
Cash and due from banks at beginning of period	68,692	61,763
Cash and due from banks at end of period	66,469	56,584
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	812	475
Cash paid for interest	5,468	6,597
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	8	36
Liabilities sold	1	8
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	32	0